SUPPLEMENT TO THE PROSPECTUSES
                 AND STATEMENTS OF ADDITIONAL INFORMATION (SAI)
                                       OF
                    EVERGREEN GLOBAL AND INTERNATIONAL FUNDS
                        EVERGREEN DOMESTIC EQUITY FUNDS I
                             EVERGREEN SECTOR FUNDS
                          EVERGREEN TAX STRATEGIC FUNDS

I. Evergreen Aggressive Growth Fund, Evergreen Emerging Growth Fund, Evergreen Emerging Markets Growth Fund, Evergreen Fund, Evergreen Global Leaders Fund, Evergreen Global Opportunities Fund, Evergreen Growth Fund, Evergreen Health Care Fund, Evergreen International Equity Fund (formerly Evergreen International Growth Fund), Evergreen Large Cap Equity Fund (formerly Evergreen Stock Selector Fund), Evergreen Large Company Growth Fund, Evergreen Masters Fund, Evergreen Omega Fund, Evergreen Precious Metals Fund, Evergreen Select Strategic Growth Fund, Evergreen Special Equity
     Fund, Evergreen Tax Strategic Foundation Fund, Evergreen Technology Fund and Evergreen Utility and Telecommunications Fund (each a "Fund", together the "Funds")

     The annual maximum allowable charge for Rule 12b-1 servicing and distribution fees on Class A shares has been increased from 0.25% to 0.30% of the average daily net assets of Class A shares. Any reference to the 12b-1 fee for Class A shares in each Fund's prospectus and SAI has been changed to reflect 0.30%.

     In conjunction with the above, the "Annual Fund Operating Expenses" table under the section entitled "EXPENSES" of each Fund's prospectus has been revised as follows with respect to the Class A shares. The expenses shown for each Fund are as of its most recent fiscal year end ("FYE").

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

------------------------------------ -------------- ------------------- --------------- ---------------- --------------------
               Fund                       FYE        Management Fees      12b-1 Fees    Other Expenses       Total Fund
                                                                                                         Operating Expenses
------------------------------------ -------------- ------------------- --------------- ---------------- --------------------
------------------------------------ -------------- ------------------- --------------- ---------------- --------------------
Evergreen Aggressive Growth Fund         9/30             0.52%             0.30%*           0.65%              1.47%
------------------------------------ -------------- ------------------- --------------- ---------------- --------------------
------------------------------------ -------------- ------------------- --------------- ---------------- --------------------
Evergreen Emerging Growth Fund           9/30             0.48%             0.30%*           0.45%              1.23%
------------------------------------ -------------- ------------------- --------------- ---------------- --------------------
------------------------------------ -------------- ------------------- --------------- ---------------- --------------------
Evergreen Emerging Markets Growth        10/31            1.41%             0.30%*           0.64%              2.35%
Fund
------------------------------------ -------------- ------------------- --------------- ---------------- --------------------
------------------------------------ -------------- ------------------- --------------- ---------------- --------------------
Evergreen Fund                           9/30             0.75%             0.30%*           0.57%              1.62%
------------------------------------ -------------- ------------------- --------------- ---------------- --------------------
------------------------------------ -------------- ------------------- --------------- ---------------- --------------------
Evergreen Global Leaders Fund            10/31            0.87%             0.30%*           0.76%              1.93%
------------------------------------ -------------- ------------------- --------------- ---------------- --------------------
------------------------------------ -------------- ------------------- --------------- ---------------- --------------------
Evergreen Global Opportunities Fund      10/31            0.91%             0.30%*           0.73%              1.94%
------------------------------------ -------------- ------------------- --------------- ---------------- --------------------
------------------------------------ -------------- ------------------- --------------- ---------------- --------------------
Evergreen Growth Fund                    9/30             0.70%             0.30%*           0.37%              1.37%
------------------------------------ -------------- ------------------- --------------- ---------------- --------------------
------------------------------------ -------------- ------------------- --------------- ---------------- --------------------
Evergreen Health Care Fund               10/31            0.95%             0.30%*           0.83%              2.08%
------------------------------------ -------------- ------------------- --------------- ---------------- --------------------
------------------------------------ -------------- ------------------- --------------- ---------------- --------------------
Evergreen International Equity           10/31            0.50%             0.30%*           0.38%              1.18%
Fund (formerly Evergreen
International Growth Fund)
------------------------------------ -------------- ------------------- --------------- ---------------- --------------------
------------------------------------ -------------- ------------------- --------------- ---------------- --------------------
Evergreen Large Cap Equity Fund          9/30             0.66%             0.30%*           0.19%              1.15%
(formerly Evergreen Stock Selector
Fund)
------------------------------------ -------------- ------------------- --------------- ---------------- --------------------
------------------------------------ -------------- ------------------- --------------- ---------------- --------------------
Evergreen Large Company Growth Fund      9/30             0.49%             0.30%*           0.38%              1.17%
------------------------------------ -------------- ------------------- --------------- ---------------- --------------------
------------------------------------ -------------- ------------------- --------------- ---------------- --------------------
Evergreen Masters Fund                   9/30             0.87%             0.30%*           0.74%              1.91%
------------------------------------ -------------- ------------------- --------------- ---------------- --------------------
------------------------------------ -------------- ------------------- --------------- ---------------- --------------------
Evergreen Omega Fund                     9/30             0.52%             0.30%*           0.75%              1.57%
------------------------------------ -------------- ------------------- --------------- ---------------- --------------------
------------------------------------ -------------- ------------------- --------------- ---------------- --------------------
Evergreen Precious Metals Fund           10/31            0.64%             0.30%*           0.72%              1.66%
------------------------------------ -------------- ------------------- --------------- ---------------- --------------------

------------------------------------ -------------- ------------------- --------------- ---------------- --------------------
Evergreen Select Strategic Growth        9/30             0.62%             0.30%*           0.23%              1.15%
Fund
------------------------------------ -------------- ------------------- --------------- ---------------- --------------------
------------------------------------ -------------- ------------------- --------------- ---------------- --------------------
Evergreen Special Equity Fund            9/30             0.92%             0.30%*           0.32%              1.54%
------------------------------------ -------------- ------------------- --------------- ---------------- --------------------
------------------------------------ -------------- ------------------- --------------- ---------------- --------------------
Evergreen Tax Strategic Foundation       10/31            0.75%             0.30%*           0.36%              1.41%
Fund
------------------------------------ -------------- ------------------- --------------- ---------------- --------------------
------------------------------------ -------------- ------------------- --------------- ---------------- --------------------
Evergreen Technology Fund                10/31            0.95%             0.30%*           1.49%              2.74%
------------------------------------ -------------- ------------------- --------------- ---------------- --------------------
------------------------------------ -------------- ------------------- --------------- ---------------- --------------------
Evergreen Utility and                    10/31            0.42%             0.30%*           0.91%              1.63%
Telecommunications Fund
------------------------------------ -------------- ------------------- --------------- ---------------- --------------------

*These fees have been restated to reflect current fees.


     Under each Fund's "Example of Fund Expenses," the Class A shares example numbers assuming redemption at the end of one, three, five and ten years are revised as follows:


Example of Fund Expenses

        ----------------------------------------- --------------- ------------------- --------------- ----------------------
                          Fund                     After 1 year      After 3 year      After 5 year       After 10 year
        ----------------------------------------- --------------- ------------------- --------------- ----------------------
        ----------------------------------------- --------------- ------------------- --------------- ----------------------
        Evergreen Aggressive Growth Fund               $716             $1,013            $1,332             $2,231
        ----------------------------------------- --------------- ------------------- --------------- ----------------------
        ----------------------------------------- --------------- ------------------- --------------- ----------------------
        Evergreen Emerging Growth Fund                 $693              $943             $1,212             $1,978
        ----------------------------------------- --------------- ------------------- --------------- ----------------------
        ----------------------------------------- --------------- ------------------- --------------- ----------------------
        Evergreen Emerging Markets Growth Fund         $799             $1,266            $1,758             $3,107
        ----------------------------------------- --------------- ------------------- --------------- ----------------------
        ----------------------------------------- --------------- ------------------- --------------- ----------------------
        Evergreen Fund                                 $730             $1,057            $1,406             $2,386
        ----------------------------------------- --------------- ------------------- --------------- ----------------------
        ----------------------------------------- --------------- ------------------- --------------- ----------------------
        Evergreen Global Leaders Fund                  $760             $1,146            $1,557             $2,699
        ----------------------------------------- --------------- ------------------- --------------- ----------------------
        ----------------------------------------- --------------- ------------------- --------------- ----------------------
        Evergreen Global Opportunities Fund            $761             $1,149            $1,562             $2,709
        ----------------------------------------- --------------- ------------------- --------------- ----------------------
        ----------------------------------------- --------------- ------------------- --------------- ----------------------
        Evergreen Growth Fund                          $706              $984             $1,282             $2,127
        ----------------------------------------- --------------- ------------------- --------------- ----------------------
        ----------------------------------------- --------------- ------------------- --------------- ----------------------
        Evergreen Health Care Fund                     $774             $1,189            $1,629             $2,847
        ----------------------------------------- --------------- ------------------- --------------- ----------------------
        ----------------------------------------- --------------- ------------------- --------------- ----------------------
        Evergreen International Equity Fund            $688              $928             $1,187             $1,924
        (formerly Evergreen International
        Growth Fund)
        ----------------------------------------- --------------- ------------------- --------------- ----------------------
        ----------------------------------------- --------------- ------------------- --------------- ----------------------
        Evergreen Large Cap Equity Fund                $685              $919             $1,172             $1,892
        (formerly Evergreen Stock Selector Fund)
        ----------------------------------------- --------------- ------------------- --------------- ----------------------
        ----------------------------------------- --------------- ------------------- --------------- ----------------------
        Evergreen Large Company Growth Fund            $687              $925             $1,182             $1,914
        ----------------------------------------- --------------- ------------------- --------------- ----------------------
        ----------------------------------------- --------------- ------------------- --------------- ----------------------
        Evergreen Masters Fund                         $758             $1,141            $1,547             $2,679
        ----------------------------------------- --------------- ------------------- --------------- ----------------------
        ----------------------------------------- --------------- ------------------- --------------- ----------------------
        Evergreen Omega Fund                           $726             $1,042            $1,381             $2,335
        ----------------------------------------- --------------- ------------------- --------------- ----------------------
        ----------------------------------------- --------------- ------------------- --------------- ----------------------
        Evergreen Precious Metals Fund                 $734             $1,068            $1,425             $2,427
        ----------------------------------------- --------------- ------------------- --------------- ----------------------
        ----------------------------------------- --------------- ------------------- --------------- ----------------------
        Evergreen Select Strategic Growth Fund         $685              $919             $1,172             $1,892
        ----------------------------------------- --------------- ------------------- --------------- ----------------------
        ----------------------------------------- --------------- ------------------- --------------- ----------------------
        Evergreen Special Equity Fund                  $723             $1,033            $1,366             $2,304
        ----------------------------------------- --------------- ------------------- --------------- ----------------------

        ----------------------------------------- --------------- ------------------- --------------- ----------------------
        Evergreen Tax Strategic Foundation Fund        $710              $996             $1,302             $2,169
        ----------------------------------------- --------------- ------------------- --------------- ----------------------
        ----------------------------------------- --------------- ------------------- --------------- ----------------------
        Evergreen Technology Fund                      $836             $1,376            $1,941             $3,469
        ----------------------------------------- --------------- ------------------- --------------- ----------------------
        ----------------------------------------- --------------- ------------------- --------------- ----------------------
        Evergreen Utility and                          $731             $1,060            $1,411             $2,397
        Telecommunications Fund
        ----------------------------------------- --------------- ------------------- --------------- ----------------------

     The section of the prospectuses for each Fund entitled "FEES AND EXPENSES OF THE FUNDS " is revised as follows:

12b-1 Fees
The Trustees of the Evergreen funds have approved a policy to assess annual 12b-1 fees of up to 0.75% of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class B and Class C shares. However, currently the 12b-1 fees for Class A shares are limited to 0.30% of the average daily net assets of the class. Class I shares do not pay 12b-1 fees. These fees increase the cost of your investment. The higher 12b-1 fees imposed on Class B and Class C shares may, over time, cost more than the front-end sales charge of Class A shares. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Funds may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

     In addition, in part two of each Fund's SAI, the footnote to the following table under the section entitled "DISTRIBUTION EXPENSES UNDER RULE 12b-1" is revised as follows:

         -------------------------- --------------------------
                   Class                 Current Maximum
                                    12b-1 Fees Allowed Under
                                            the Plans
         -------------------------- --------------------------
         -------------------------- --------------------------
                     A                      0.75%(a)
         -------------------------- --------------------------

        (a) Currently limited to 0.30% or less on Evergreen funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.


January 9, 2004                                                    568412 (1/04)